Capital Stock	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Capital Stock
2 6 .	CAPITAL STOCK

	Number of shares issued and outstanding	Stated capital value

Balance at March 31, 2021 1	71,767,775	$409.5

Issuance of capital stock:

Merger transaction	40,306,320	542.7

Earnout rights	35,883,692	434.1

Return of capital	-	(8.3)

Balance at March 31, 2022	147,957,787	$1,378.0

Common shares repurchased and cancelled:

Normal Course Issuer Bid	(3,364,262)	(31.2)

Substantial Issuer Bid	(41,025,641)	(388.4)

Balance at March 31, 2023	103,567,884	$958.4

1. Retrospectively adjusted to reflect the reverse stock split, described below.
On March 23, 2021, the Company was incorporated with one share. On March 29, 2021, the Company entered into an agreement with Algoma Steel Intermediate Parent S.A.R.L. to purchase all of the issued and outstanding Common shares (100,000,001) held in Algoma Steel Holdings Inc. in exchange for 100,000,000 additional Common shares in the Company.
On October 18, 2021, the Company executed a return of capital to Algoma Steel Intermediate Parent S.a.r.l. for which the Company’s subsidiary, Algoma Steel Inc. provided a loan to facilitate the payment totaling $
8.3 million (US $6.7 million) (refer to Note
29
).
Pursuant to the Merger Agreement with Legato (refer to Note 31), on October 19, 2021, the Company effected a reverse stock split, such that each outstanding common share became such number of common shares as determined by the conversion factor of
71.76775
%. As a result, the 100,000,001 common shares outstanding on the day prior to the Merger were split into 71,767,775 common shares. Further, the Company issued an additional
30,306,320 and 10,000,000
common shares to the Legato common shareholders and certain investors,

respectively, in accordance with the Merger Agreement. As a result, capital stock was increased by $542.7 million, net of share issuance costs of $2.2 million (US $439.1 million). On February 9, 2022, the Company issued 35,883,692 common shares in connection with the earnout rights granted to non-management
shareholders that existed prior to the Merger (refer to Note 3
1
).
Normal Course Issuer Bid
On March 3, 2022, the Company commenced a normal course issuer bid (the “NCIB”) after receiving regulatory approval from the Toronto Stock Exchange (the “TSX”). Pursuant to the NCIB, the Company was authorized to acquire up to a maximum of 7,397,889 of its shares, or 5% of its 147,957,790 issued and outstanding shares as of February 18, 2022, subject to a daily maximum of 16,586 shares. The common shares were available for purchase and cancellation commencing on March 3, 2022 until June 14, 2022 at which time the NCIB was suspended with the launch of the Substantial Issuer Bid (“SIB”). The NCIB resumed after the completion of the SIB and the Company was permitted to acquire its shares until March 2, 2023 under the same terms and conditions.
As at March 31, 2023, the Company purchased and cancelled 3,364,262 common share
s
 at a weighted average book value of $9.25 (US $7.30) per share for a total purchase price of approximately $37.1 million (US $28.6 million). The excess of the carrying value of the common shares purchased over the purchase price paid totaling $5.9 million, was recognized as an increase to retained earnings.
The Company renewed its NCIB to acquire a maximum of 5,178,394 of its share
s
, or approximately 5% of its 103,567,884 issued and outstanding shares as of February 28, 2023, subject to a daily maximum of 50,984 shares. The NCIB commenced March 6, 2023 and will terminate on the earlier of March 5, 2024, or such earlier time as the Company completes its purchases pursuant to the NCIB or provides notice of termination. As at March 31, 2023, the Company has not made any purchases under its renewed NCIB.
Substantial Issuer Bid
On June 21, 2022, the Company commenced a substantial issuer bid in Canada and a Tender Offer in the United States (collectively the “Offer”) to purchase for cancellation up to US $400 million of its common shares. The Offer, expiring on July 27, 2022, proceeded by way of a “modified Dutch auction”, whereby, shareholders who chose to participate in the Offer can individually select the price, within a price range of not less than US $8.75 and not more than US $10.25 per share (in increments of US $0.10 per share), at which they will tender their shares to the Offer. Upon expiry of the Offer, the Company will determine the lowest purchase price that will allow it to purchase the maximum number of shares properly tendered to the Offer, and not properly withdrawn, having an aggregate purchase price not exceeding US $400 million.
On July 27, 2022, the Offer was completed and 41,025,641 common shares at a weighted average book value of $9.11 (US $7.33) per share were purchased for cancellation at US $9.75 per share, for an aggregate amount of US $400 million. The excess of the purchase price over the carrying value of the shares purchased totaling $127.4 million (US $99.3 million) was recognized as a reduction to retained earnings. The common shares purchased under the Offer represented approximately 28.0
% of the issued and outstanding common shares at the time the Offer was completed. As at March 31, 2023, the Company incurred no transaction costs related to the SIB. As at March 31, 202
3
, the Company incurred transaction costs of $
1.1
 million related to the SIB which were recorded within capital stock.